Investments	12 Months Ended
Mar. 31, 2024
Investments
5. Investments
The Company’s investments consisted of the following:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Investments in equity method investees	$68.4	$63.1
Other investments	6.4	1.6

	$74.8	$64.7

Equity Method Investments:
The Company has investments in various equity method investees with ownership percentages ranging from approximately 6% to 49%. These investments include:
Spyglass.
Spyglass is a global premium content company, focused on developing, producing, financing and acquiring motion pictures and television programming across all platforms for worldwide audiences.
STARZPLAY Arabia.
STARZPLAY Arabia (Playco Holdings Limited) offers a STARZ-branded online subscription video-on-demand
service in the Middle East and North Africa. On October 17, 2022, the Company sold a portion of its ownership interest in STARZPLAY Arabia and received net proceeds of $43.4 million and the Company recorded a gain of $43.4 million on the sale which is included in gain (loss) on investments in the Company’s combined statement of operations. Subsequent to the transaction, the Company continues to hold a minority ownership interest in STARZPLAY Arabia.
Roadside Attractions
. Roadside Attractions is an independent theatrical distribution company.
Pantelion Films.
Pantelion Films is a joint venture with Videocine, an affiliate of Televisa, which produces, acquires and distributes a slate of English and Spanish language feature films that target Hispanic moviegoers in the U.S.
Atom Tickets.
Atom Tickets is the
first-of-its-kind
theatrical mobile ticketing platform and app.
42.
42 is a fully integrated management and production company, producing film, television and content, representing actors, writers, directors, comedians, presenters, producers, casting directors and media book rights; with offices in London and Los Angeles.
Other.
In addition to the equity method investments discussed above, the Company holds ownership interests in other immaterial equity method investees.